Revenues, net:	6 Months Ended
Jun. 30, 2022
Revenue Recognition and Deferred Revenue [Abstract]
Revenues, net:

13. Revenues, net:

The Company disaggregates its revenue from contracts with customers by the type of charter (time charters and spot charters). The following table presents the Company’s revenue disaggregated by revenue source for the three month periods ended June 30, 2021 and 2022:

	Six months ended June 30,
	2021	2022
Revenues derived from spot charters, net	$3,202	$17,194
Revenues derived from time charters, net	7,026	5,774
Revenues, net	$10,228	$22,968

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less, in accordance with the optional exception in ASC 606.

The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as December 31, 2021 and June 30, 2022:

	December 31,	June 30,
	2021	2022
Accounts receivable trade from spot charters	$1,762	$5,365
Accounts receivable trade from time charters	—	—
Less: Bad debt provisions	(26)	(76)
Less: Allowance for credit losses	(20)	(24)
Total	$1,716	$5,265